OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES
OTHER PAYABLES

14.    OTHER PAYABLES

Other payables consisted of the following:

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Payables for purchase of property and equipment	393,287	352,786	50,675
Consideration received for disposal of Beijing Shuo Ge (Note 9)	325,000	—	—
Consideration received for disposal of Beijing Zhao Du (Note 9)	672,000	672,000	96,527
Current portion of other non-current liability (Note 15)	—	11,282	1,621
Other Payables	13,567	5,485	787

Total	1,403,854	1,041,553	149,610